Income Taxes	12 Months Ended
Dec. 31, 2018
Income Taxes [Abstract]
Income Taxes
14.	Income taxes

($000s)	2018	2017
Current tax expense	72	252
Deferred tax expense	4,895	1,912
	4,967	2,164

($000s)	2018	2017
Share issuance costs	204	709

In 2018, the Company recognized income tax expense of $5.0 million (2017 - $2.2 million) primarily related to a deferred tax expense arising due to the renouncement of expenditures related to 2016, 2017 and 2018 flow-through shares which are capitalized for accounting purposes, offset by a deferred tax recovery arising from the losses in the current year.

(a)	Rate Reconciliation

The provision for income taxes differs from the amount that would have resulted by applying the combined Canadian Federal, Ontario, British Columbia and Northwest Territories statutory income tax rates of 26.70% (2017 - 26.29%).

($000s)	2018	2017
Loss before income taxes	(14,973)	(8,123)
	26.70%	26.29%
Tax expense calculated
Using statutory rates	(3,998)	(2,136)
Non-deductible items	(298)	568
Difference in foreign tax rates	50	35
Change in deferred tax rates	2	736
Movement in tax benefits not recognized	1,752	(1,437)
Renouncement of flow-through expenditures	7,538	4,429
Other	(79)	(31)
Income tax expense	4,967	2,164

(b)	Deferred Income Tax

The following table summarizes the significant components of deferred income tax assets and liabilities:

($000s)	December 31, 2018	December 31, 2017
Deferred tax assets
Property and equipment	65	65
Provision for reclamation liabilities	70	69
Financing costs	818	991
Non-capital loss carryforwards	22,547	19,532

Deferred tax liabilities
Mineral interests	(46,789)	(39,254)
	(23,289)	(18,598)

(c)	Unrecognized Deferred Tax Assets

The company has not recognized deferred income tax assets in respect of the following tax effected deductible temporary differences:

($000s)	December 31, 2018	December 31, 2017
Marketable securities	352	276
Loss carryforwards	874	974
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	215	203
Provision for reclamation liabilities	1,507	-

Deferred tax has not been recognized on the deductible temporary difference of $4.0 million (2017 - $5.5 million) relating to investments in subsidiaries as these amounts will not be distributed in the foreseeable future.

The tax losses not recognized expire as per the amount and years noted below. The deductible temporary differences do not expire under the current tax legislation. Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit would be available against which the Company can utilize the benefits there from.

(d)	Income Tax Attributes

As at December 31, 2018, the Company had the following income tax attributes to carry forward.

	($000s)	Expiry date
Canadian non-capital losses	84,979	2038
Canadian capital losses	1,811	Indefinite
Canadian tax basis of mineral interest	189,717	Indefinite

US non-capital losses	288	2038
US capital losses	1,758	2023
US tax basis of mineral interest	2,974	Indefinite

Subsequent to the year end the Company received a notice from the Canada Revenue Agency (CRA) that it proposes to reduce the amount of expenditures reported, as Canadian Exploration Expenses (CEE) for the three-year period ended December 31, 2016. The Company has funded certain of its exploration expenditures, from time-to-time, with the proceeds of issuance of flow-through shares and renounced, to subscribers, the expenditures which it determined to be CEE. The notice disputes the eligibility of certain types of expenditures previously audited and approved as CEE by the CRA. The Company strongly disagrees with the notice from the CRA and will be responding to the CRA within the second quarter of 2019. Should the CRA not agree with the Company’s position, as filed, the Company and the subscribers of the flow-through shares could be re-assessed additional tax. The Company indemnified the investors that subscribed for the flow-through shares in their flow-through share subscription agreements. Any such reassessment can be appealed to the courts. Given the details in the notice, the potential additional tax to the Company is estimated to be $2.2 million and the potential indemnification to the investors is estimated to be $11.8 million. No provision has been recorded related to the potential tax nor the potential indemnity as the Company does not consider it probable that there will be an amount payable related to expenditures which the Company determined to be CEE.